UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		January 26, 2005
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    75

Form 13F Information Table Value Total:   $120,778
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     4735 108400.000SH      SOLE                33600.000         74800.000
Affordable Res. Communities    COM              008273104      338 23575.000SH       SOLE                17400.000          6175.000
Altria Group, Inc.             COM              02209s103      298 4875.000 SH       SOLE                  275.000          4600.000
Amerigas Partners LP           COM              030975106      238 8025.000 SH       SOLE                  825.000          7200.000
Amgen Inc.                     COM              031162100     1977 30823.000SH       SOLE                 9496.000         21327.000
Amsouth Bancorporation         COM              032165102      639 24662.000SH       SOLE                10975.000         13687.000
Anadarko Petroleum Corp.       COM              032511107     5060 78080.000SH       SOLE                30905.000         47175.000
Avon Products, Inc.            COM              054303102      410 10600.000SH       SOLE                 7200.000          3400.000
BB & T Corp.                   COM              054937107      466 11072.562SH       SOLE                 2575.000          8497.562
Bank of America                COM              060505104      409 8708.476 SH       SOLE                 2702.000          6006.476
Beverly Hills Bancorp.         COM              087866109      208 20625.000SH       SOLE                 2750.000         17875.000
CBL & Assoc. Properties        COM              124830100      324 4250.000 SH       SOLE                 1800.000          2450.000
Calpine Corp.                  COM              131347106       64 16200.000SH       SOLE                                  16200.000
Cerner Corp.                   COM              156782104      758 14250.000SH       SOLE                 7525.000          6725.000
Chesapeake Energy Corp.        COM              165167107     5509 333900.000SH      SOLE               155225.000        178675.000
Citigroup Inc.                 COM              172967101      561 11634.139SH       SOLE                  851.000         10783.139
Colgate Palmolive Co.          COM              194162103     1726 33742.000SH       SOLE                16300.000         17442.000
Colonial Properties Trust      COM              195872106      224 5700.000 SH       SOLE                 1690.000          4010.000
Commerce Bancorp Inc. NJ       COM              200519106     4600 71435.000SH       SOLE                27225.000         44210.000
Constellation Brands, Inc.     COM              21036P108      396 8525.000 SH       SOLE                 2950.000          5575.000
Developers Diversified         COM              251591103      693 15612.691SH       SOLE                 3504.000         12108.691
Devon Energy Corp.             COM              25179m103     2314 59465.000SH       SOLE                21809.000         37656.000
Duquesne Light Holdings        COM              266233105      200 10625.000SH       SOLE                                  10625.000
Emerson Electric Co.           COM              291011104      275 3920.000 SH       SOLE                 2025.000          1895.000
Enterprise Products Partners L COM              293792107     2616 101143.219SH      SOLE                25962.000         75181.219
Equity Inns Inc.               COM              294703103      815 69400.000SH       SOLE                25575.000         43825.000
Exploration Co. of DE          COM              302133202       89 14100.000SH       SOLE                14100.000
Exxon Mobil Corp.              COM              30231g102      279 5436.000 SH       SOLE                  712.000          4724.000
First Financial Bankshares     COM              32020R109      291 6503.978 SH       SOLE                  550.000          5953.978
Florida Rock Inds. Inc.        COM              341140101      226 3790.000 SH       SOLE                 2075.000          1715.000
General Electric Co.           COM              369604103     1764 48335.285SH       SOLE                13465.000         34870.285
General Growth Properties      COM              370021107      308 8530.000 SH       SOLE                 1425.000          7105.000
GlaxoSmithkline Plc.           COM              37733w105     1285 27110.000SH       SOLE                15725.000         11385.000
Glimcher Realty Trust          COM              379302102     1159 41825.000SH       SOLE                20325.000         21500.000
Health Care Property Investors COM              421915109      402 14500.000SH       SOLE                 1300.000         13200.000
Home Depot, Inc.               COM              437076102      275 6425.000 SH       SOLE                  980.000          5445.000
ITT Educational Services       COM              45068B109     6146 129250.000SH      SOLE                47225.000         82025.000
Int'l Business Machines        COM              459200101      270 2743.000 SH       SOLE                   50.000          2693.000
Intel Corp.                    COM              458140100      272 11640.481SH       SOLE                  600.000         11040.481
Istar Financial Inc.           COM              45031u101      737 16275.000SH       SOLE                 9125.000          7150.000
Johnson & Johnson              COM              478160104      798 12588.251SH       SOLE                 2505.000         10083.251
Kinder Morgan Energy Partners  COM              494550106     3216 72547.604SH       SOLE                34285.000         38262.604
Laboratory Corp. of America    COM              50540R409     5972 119875.000SH      SOLE                37250.000         82625.000
Liberty Media Corp. Ser. A     COM              530718105     2878 262130.000SH      SOLE               114418.000        147712.000
LoJack Corp.                   COM              539451104      148 12275.000SH       SOLE                11450.000           825.000
Lowes Companies, Inc.          COM              548661107      325 5650.000 SH       SOLE                 1775.000          3875.000
Magellan Midstream Partners LP COM              559080106      570 9720.655 SH       SOLE                  700.000          9020.655
Maverick Tube Corp.            COM              577914104      320 10550.000SH       SOLE                 7200.000          3350.000
Microsoft Corp.                COM              594918104      406 15185.553SH       SOLE                  900.000         14285.553
Mid America Apartment Communit COM              59522j103      251 6085.041 SH       SOLE                 3050.000          3035.041
Mills Corp.                    COM              601148109      362 5675.000 SH       SOLE                 2725.000          2950.000
Newcastle Investment           COM              65105M108      606 19070.000SH       SOLE                15350.000          3720.000
Northern Border Partns         COM              664785102      437 9075.000 SH       SOLE                  475.000          8600.000
PNC Financial Corp.            COM              693475105      200 3485.000 SH       SOLE                                   3485.000
Par Pharmaceuticals Co.        COM              69888P106     5938 143490.000SH      SOLE                49390.000         94100.000
Penn Virginia Corp.            COM              707882106     1229 30290.000SH       SOLE                19550.000         10740.000
Pennsylvania Real Estate       COM              709102107     3507 81945.999SH       SOLE                25132.000         56813.999
Pepsico, Inc.                  COM              713448108      206 3943.000 SH       SOLE                  100.000          3843.000
Pfizer, Inc.                   COM              717081103     6353 236246.000SH      SOLE                90695.000        145551.000
Presidential Life Corp.        COM              740884101      686 40475.000SH       SOLE                12575.000         27900.000
Quest Diagnostics, Inc.        COM              74834L100     5674 59385.000SH       SOLE                20250.000         39135.000
Regions Financial Corp. (new)  COM              758940100      253 7100.000 SH       SOLE                 2992.000          4108.000
Resource America Inc.          COM              761195205     1882 57897.000SH       SOLE                22214.000         35683.000
Service Master Co.             COM              81760N109      548 39705.000SH       SOLE                13925.000         25780.000
Shire Pharmaceuticals ADR      COM              82481r106      948 29665.001SH       SOLE                 9591.000         20074.001
Sovereign Bancorp, Inc.        COM              845905108     3178 140914.000SH      SOLE                65225.000         75689.000
Steris Corp.                   COM              859152100     1290 54400.000SH       SOLE                20925.000         33475.000
Susquehanna Bancshares, Inc.   COM              869099101      240 9620.000 SH       SOLE                                   9620.000
Terex Corp.                    COM              880779103     3403 71410.000SH       SOLE                26625.000         44785.000
Trustco Bank Corp. NY          COM              898349105      257 18650.000SH       SOLE                 6175.000         12475.000
Tyco Int'l. Ltd.               COM              902124106     2012 56304.109SH       SOLE                15465.000         40839.109
Watson Pharmaceuticals         COM              942683103      310 9435.000 SH       SOLE                  800.000          8635.000
WellPoint Health Networks      COM              94973v107     7771 67570.000SH       SOLE                23515.000         44055.000
Wells Fargo & Co.              COM              949746101      248 3988.300 SH       SOLE                 1400.000          2588.300
XTO Energy Inc.                COM              98385x106     9001 254407.000SH      SOLE                92172.000        162235.000